Financial instruments and risk management	12 Months Ended
Dec. 31, 2021
Disclosure of reconciliation of liabilities arising from financing activities [abstract]
Financial instruments and risk management

31.	Financial instruments and risk management

Operational activities expose the Company and its subsidiaries to market risk, credit risk and liquidity risk. These risks can be mitigated by using exchange swap derivatives, futures and options contracts based on oil, U.S. dollar and interest markets.

Financial instruments are managed by the Financial Policy Committee (“CPF”) in line with the Risk Management Policy approved by the Risk Policy Committee (“CPR”) and submitted to the Board of Directors. The CPR establishes guidelines, limits, and monitors the controls, including mathematical models adopted to continuously monitor the exposures and possible financial impacts, in addition to preventing the exploitation of operations of a speculative nature with financial instruments.

The Company does not hedge the entire risk exposure; therefore, the company is subject to market variations for a significant part of its assets and liabilities exposed to the above risks. The decisions on the part to be hedged consider the financial risks and costs of the hedging and are set and reviewed at least monthly, in line with CPR’s strategies. The income (expenses) obtained from the operations and the application of controls to manage risks are part of the monitoring carried out by the Committee and have been satisfactory to the proposed goals.

The airline industry remains exposed to the risks related to the pandemic’s evolution and new strains of the virus and to possible new restrictions imposed by government authorities to stop the disease, so that the Company's financial results may suffer impacts. Although the pandemic, mainly the prolongation of the pandemic and its uncertainties, is expected to have consequences for the financial income (expenses) of airlines in general, the risks related to the Company must be measured in light of its financial position.

31.1.	Accounting classifications of financial instruments

The accounting classifications of the Company’s financial instruments on December 31, 2021 and 2020 are as follows:

	Measured at fair value through profit or loss		Amortized cost
	2021	2020	2021	2020
Assets
Cash and bank deposits	116,123	428,812	-	-
Cash equivalents	370,135	234,018	-	-
Financial investments	373,689	1,173,942	-	-
Trade receivables	-	-	850,683	739,699
Derivative assets	114,060	128,809	-	-
Deposits (a)	-	-	1,373,109	1,390,890
Other credits and amounts	-	-	189,017	179,160

Liabilities
Loans and financing (b)	162,568	346,030	11,737,462	9,630,936
Leases	-	-	10,762,984	7,584,192
Suppliers	-	-	1,898,970	1,645,194
Suppliers - factoring	-	-	22,733	-
Derivatives liabilities	-	5,297	-	-
Other liabilities	-	-	1,023,700	618,754
(a)	Excludes court deposits, as described in Note 12.
(b)	The amounts on December 31, 2021 and 2020, classified as measured at fair value through profit or loss, are related to the derivative contracted through Exchange Senior Notes.

In the fiscal year ended December 31, 2021, there was no change in the classification between categories of the financial instruments.

31.2.	Derivative and non-derivative financial instruments

The Company's derivative financial instruments were recognized as follows in the balance sheet:

	Derivatives					Non-derivative
	Fuel	Interest rate	Foreign curency rate	Capped call	ESN	Revenue hedge	Total
Fair value changes
Rights (obligations) with derivatives on December 31, 2020	34,166	-	1,683	87,663	(346,030)	-	(222,518)
Gains (losses) recognized in income (expenses)	-	-	635	19,507	183,462	-	203,604
Gains recognized in equity valuation adjustments	98,821	-	-	-	-	-	98,821
Settlements (payments) during the year	(126,097)	-	(2,318)	-	-	-	(128,415)
Rights (obligations) with derivatives on December 31, 2021	6,890	-	-	107,170	(162,568)	-	(48,508)
Derivative assets – Current	4,936	-	-	-	-	-	4,936
Derivative assets - Non-current	1,954	-	-	107,170	-	-	109,124
Loans and financing	-	-	-	-	(162,568)	-	(162,568)

Changes in the equity valuation adjustments
Balances on December 31, 2020	(164,789)	(303,207)	-	-	-	(843,080)	(1,311,076)
Fair value adjustments during the year	98,821	-	-	-	-		98,821
Adjustments of hedge accounting of revenue	-	-	-	-	-	222,873	222,873
Net reversals to income (expenses)	56,740	6,378	-	-	-	7,463	70,581
Balances on December 31, 2021	(9,228)	(296,829)	-	-	-	(612,744)	(918,801)

Effects in income (expenses)	(56,740)	(6,378)	635	19,507	183,462	(230,336)	(89,850)
Net revenue	-	-	-	-	-	(6,640)	(6,640)
Aircraft fuel	(60,968)	-	-	-	-	-	(60,968)
Financial results - Derivative financial instruments	4,228	(6,378)	635	13,463	186,804	-	198,752
Financial results - Monetary and foreign exchange variations	-	-	-	6,044	(3,342)	(223,696)	(220,994)

The Company may adopt hedge accounting for derivatives contracted to hedge cash flow and that qualify for this classification as per IFRS 9 – “Financial Instruments”.

On December 31, 2021, the Company adopts cash flow hedge for the interest rate (mainly the Libor interest rates), and for aeronautical fuel protection and future revenue in U.S. Dollars.

Cash flow hedges are scheduled for realization and, therefore, reclassification to expense according to the following periods:

	2022	2023	2024	2025	2026	2026 onwards
Fuel	(9,228)	-	-	-	-	-
Interest rate	(7,160)	(28,027)	(32,775)	(34,413)	(34,246)	(160,208)
Revenue hedge	(153,258)	(252,662)	(206,824)	-	-	-
Total	(169,646)	(280,689)	(239,599)	(34,413)	(34,246)	(160,208)

31.3.	Market risks

Market risk is represented by the risk of fluctuations in the fair value of a financial instrument’s future cash flows due to variations in the market prices. The main market prices with an impact on the Company are: fuel price, exchange rate and interest rate.

The sensitivity analysis of financial instruments was prepared with the purpose to estimate the impact on profit (loss) before taxes and shareholders’ equity on: open derivatives position, currency exposure and interest rates on December 31, 2021 for the market risks considered relevant by the Company's management.

In the probable scenario, in the Company's assessment, the maintenance of market levels was considered, so that there are no impacts on profit (loss) before taxes and shareholders’ equity. The Company also considered the following scenarios in the risk variable:

•	10% deterioration (adverse scenario);
•	25% deterioration (adverse scenario);

The estimates presented do not necessarily reflect the amounts to be ascertained in the next financial statements. The use of different methodologies can have a material effect on the estimates presented.

31.3.1. Fuel

The aircraft fuel prices fluctuate due to the volatility of the price of crude oil by product price fluctuations. The Company uses different instruments to hedge its exposure to the fuel price. The choice depends on factors such as liquidity in the market, the market price of the components, levels of volatility, availability, and margin deposit. The main instruments are futures, calls, calls spreads, collars and swaps.

The Company’s strategy for Fuel Risk Management is based on statistical models. Through the developed model, the Company can (i) measure the economic relationship between the hedging instrument and the hedged object, thus able to assess if the relationship between the price of aviation fuel and the price of foreign fuel behaves as expected; and (ii) adequately define the hedged index, thus able to establish the appropriate volume to be contracted to hedge the number of liters of fuel that will be consumed in a given period.

The Company’s models consider the potential factors of inefficiency that may impact on risk management strategies, such as changes in the pricing of aviation fuel by suppliers and the mismatch of the term of the hedging instrument and the hedged object.

The Company has protected, through hedge agreements, 2.2% of its fuel consumption for the fiscal year 2022 and 1.7% for the fiscal year 2023.

The table below shows the sensitivity analysis considering the fluctuation of prices of air fuel priced in U.S. dollars, based on the barrel price on December 31, 2021 at US$75.21:

	Fuel
	Barrel price (in USD)	Impact (in thousands of Reais)
Decline in prices/barrel (-25%)	51.17	(4,361)
Decline in prices/barrel (-10%)	67.69	(1,760)
Increase in prices/barrel (+10%)	82.37	1,621
Increase in prices/barrel (+25%)	85.29	3,701

31.3.2. Interest rate

The Company’s strategy for interest risk management combines fixed and floating interest rates and establishes if it will be necessary to expand or reduce the interest rate exposures. The company manages its exposure by calculating the Basis Point Value (“BPV”) of each agreement and uses volumes that correspond to the amount of BPVs necessary to achieve the goals proposed in the Risk Management to contract derivatives.

Through statistical models, the company proves the economic relationship between the hedging instrument and the hedged object, considering potential factors of ineffectiveness, such as the mismatch of the term of the hedging instrument and the hedged object.

The Company is mainly exposed to lease transactions indexed to changes in the interest rate until the aircraft is received. To mitigate such risks, the Company can use derivative financial instruments. On December 31, 2021, the Company and its subsidiaries have open interest derivative agreements

On December 31, 2021, the Company held financial investments and loans and financing with different types of fees. Its sensitivity analysis of non-derivative financial instruments examined the impact on annual interest rates only for positions with material amounts on December 31, 2021 that were exposed to fluctuations in interest rates, as the scenarios below show. The amounts show the impacts on Income (Expenses) according to the scenarios adopted below:

	Financial investments net of Loans and financing (a)
Risk	CDI rate increase	Libor rate increase
Reference rates	9.15%	0.15%
Exposure amount (probable scenario) (b)	(550,971)	(2,544,529)
Remote favorable scenario (-25%)	14,406	1,113
Possible favorable scenario (-10%)	5,762	445
Possible adverse scenario (+10%)	(5,762)	(445)
Remote adverse scenario (+25%)	(14,406)	(1,113)
(a)	Refers to the sum of the amounts invested and raised in the financial market and indexed to the CDI and Libor rates.
(b)	Book balances recorded as of December 31, 2021.

31.3.3. Exchange rate

Foreign currency risk derives from the possibility of unfavorable fluctuation of foreign currency to which the Company’s liabilities or cash flows are exposed. The Company is mainly exposed to the exchange rate change of the U.S. dollar.

The Company’s foreign currency exposure is summarized below:

	2021	2020
Assets
Cash and financial investments	153,040	491,258
Trade receivables	171,473	120,167
Deposits	1,373,109	1,390,890
Derivative assets	114,060	128,809
Total Assets	1,811,682	2,131,124

Liabilities
Loans and financing	(10,677,266)	(9,132,988)
Leases	(10,724,976)	(7,536,677)
Suppliers	(497,877)	(481,001)
Provisions	(2,679,833)	(1,030,915)
Derivatives liabilities	-	(5,297)
Total Liabilities	(24,579,952)	(18,186,878)

Exchange rate exposure liabilities	(22,768,270)	(16,055,754)

Commitments not recorded in the statements of financial position
Future obligations resulting from firm aircraft orders	(21,947,804)	(23,269,198)
Total	(21,947,804)	(23,269,198)

Total exchange rate exposure R$	(44,716,074)	(39,324,952)
Total exchange rate exposure - US$	(8,012,915)	(7,567,293)
Exchange rate (R$/US$)	5.5805	5.1967

As of December 31, 2020, the Company adopted the closing exchange rate of R$5.5805/US$1.00 as a likely scenario. The table below shows the sensitivity analysis and the effect in income (expenses) of exchange rate fluctuations in the exposure amount of the period as of December 31, 2021:

	Exchange rate	Effect in income (expenses)
Net liabilities exposed to the risk of appreciation of the U.S. dollar	5.5805	22,768,270
Dollar depreciation (-25%)	4.1854	5,692,068
Dollar depreciation (-10%)	5.0225	2,276,827
Dollar appreciation (+10%)	6.1386	(2,276,827)
Dollar appreciation (+25%)	6.9756	(5,692,068)

33.3.4. Capped call

The Company, through Gol Equity Finance, in the context of the pricing of the ESN issued on March 26, April 17 and July 17, 2019, contracted private derivative transactions (Capped call) with part of the note subscribers with the purpose of minimizing the potential dilution of the Company’s preferred shares and ADSs.

31.4.	Credit risk

Credit risk is inherent in the Company’s operating and financing activities, mainly in cash and cash equivalents, financial investments and trade receivables. Financial assets classified as cash, cash equivalents, and financial investments are deposited with counterparties rated investment grade or higher by S&P or Moody's (between AAA and AA-), pursuant to risk management policies.

Credit limits are set for all customers based on internal credit rating criteria and carrying amounts represent the maximum credit risk exposure. Customer creditworthiness is assessed based on an internal system of extensive credit rating. Outstanding trade receivables are frequently monitored by the Company.

Derivative financial instruments are contracted in the over-the-counter market (OTC) with counterparties rated investment grade or higher, or in a commodities and futures exchange (B3 or NYMEX), thus substantially mitigating credit risk. The Company's obligation is to evaluate counterparty risk involved in financial instruments and periodically diversify its exposure.

31.5.	Liquidity risk

The Company is exposed to liquidity risk in two distinct ways: (i) market prices, which vary in accordance with the types of assets and markets where they are traded, and (ii) cash flow liquidity risk related to difficulties in meeting the contracted operating obligations at the maturity dates. In order to manage liquidity risk, the Company invests its funds in liquid assets (government bonds, CDBs and investment funds with daily liquidity) and its Cash Management Policy requires the weighted average maturity of its debt to be longer than the weighted average term of its investment portfolio term.

The schedules of financial liabilities held by the Company's financial liabilities on December 31, 2021 and 2020 are as follows:

	Less than 6 months	6 to 12 months	1 to 5 years	More than 5 years	Total
Loans and financing	478,566	156,048	10,373,517	891,899	11,900,030
Leases	1,209,215	848,472	5,159,608	3,545,689	10,762,984
Suppliers	1,820,056	-	78,914	-	1,898,970
Suppliers - factoring	22,733	-	-	-	22,733
Other liabilities	455,251	-	568,449	-	1,023,700
On December 31, 2021	3,985,821	1,004,520	16,180,488	4,437,588	25,608,417

Loans and financing	2,120,462	232,817	6,804,167	819,520	9,976,966
Leases	647,850	669,158	4,763,614	1,503,570	7,584,192
Suppliers	1,612,536	-	32,658	-	1,645,194
Derivatives liabilities	5,297	-	-	-	5,297
Other liabilities	287,275	-	331,479	-	618,754
On December 31, 2020	4,673,420	901,975	11,931,918	2,323,090	19,830,403

31.6.	Measurement of the fair value of financial instruments

To meet the disclosure requirements of financial instruments measured at fair value, the Company and its subsidiaries must group these instruments at levels 1 to 3 based on the observable degree of fair value:

•	Level 1: Fair value measurements are obtained from quoted (unadjusted) prices in identical active or passive markets;
•	Level 2: Fair value measurements are obtained from other variables other than the quoted prices included within Level 1, which are observable for the asset or liability, either directly (that is, as prices) or indirectly (that is, derived from prices); and
•	Level 3: Fair value measurements are obtained from valuation techniques that include variables for the asset or liability but are not based on observable market data (unobservable data).

The following table shows a summary of the financial instruments measured at the fair value of the Company and its subsidiaries, including their related classifications of the valuation method, on December 31, 2021 and 2020:

		2021		2020
	Fair value level	Book value	Fair value	Book value	Fair value
Cash and cash equivalents	Level 1	156,996	156,996	59,936	59,936
Cash and cash equivalents	Level 2	329,262	329,262	170,359	170,359
Financial investments	Level 1	2,042	2,042	22,465	22,465
Financial investments	Level 2	83,592	83,592	1,151,477	1,151,477
Derivatives assets	Level 2	114,060	114,060	128,809	128,809
Loans and financing	Level 2	(162,568)	(162,568)	(346,030)	(346,030)
Derivatives liabilities	Level 2	-	-	(5,297)	(5,297)

The fair value of financial instruments measured at amortized cost was not disclosed since the fair value approximates their book value based on the established conditions, mainly due to the short term of maturity of these assets and liabilities. The fair values for loans and financing, which differ from the book balances, in turn, are disclosed in Note 16.

31.7.	Capital management

The Company seeks alternatives to capital in order to meet its operational needs, aiming a capital structure that takes into account suitable parameters for the financial costs, the maturities of funding and its guarantees. The Company monitors its financial leverage ratio, which corresponds to net debt, including short and long-term debt. The following table shows the financial leverage:

	2021	2020
Total loans and financing	11,900,030	9,976,966
Total leases	10,762,984	7,584,192
(-) Cash and cash equivalents	(486,258)	(662,830)
(-) Financial investments	(373,689)	(1,173,942)
Net indebtedness	21,803,067	15,724,386